CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Operations
Revenue
Expenses
Research and development expenses	61,390		975,667
General and administrative expenses	203,807	268,021	1,155,729	628,545
Total operating expenses	265,197	268,021	2,131,396	628,545
Loss from continuing operations			(2,131,396)	(628,545)
Discontinued operations
Gain on disposal of assets (oil and gas)				49,338
Loss on disposal of subsidiary (Fostung)				(453,581)
Loss on discontinued operations				(404,243)
Net loss	$ (265,197)	$ (268,021)	$ (2,131,396)	$ (1,032,788)
Loss per common share	$ 0.00	$ 0.00	$ (0.03)	$ (0.02)
Loss per common share continuing operations			$ (0.03)	$ (0.01)
Loss per common share discontinued operations			$ 0.00	$ (0.01)
Weighted average shares outstanding	66,575,122	66,575,122	66,575,122	63,401,149